Note 2 - Revenue Recognition - Disaggregation of Revenue (Details) - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Investment securities gains on sale, net	[1]										$ 886,000
Equity Securities, FV-NI, Unrealized Gain (Loss), Total	[1]									(9,000)
Earnings on bank-owned life insurance	[1]									428,000	431,000
Gain on sale of loans	[1]									231,000	826,000
Total noninterest income		$ 977,000	$ 954,000	$ 1,009,000	$ 788,000	$ 918,000	$ 1,441,000	$ 989,000	$ 1,511,000	3,728,000	4,859,000
Overdraft Fees [Member]
Noninterest income revenue										798,000	790,000
ATM Banking Fees [Member]
Noninterest income revenue										867,000	739,000
Service Charge and Other Fees [Member]
Noninterest income revenue										249,000	346,000
Financial Service, Other [Member]
Noninterest income revenue										$ 1,164,000	$ 841,000

[1]	Not within scope of ASC 606